UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Charter Income Trust

SEMIANNUAL REPORT

May 31, 2012

MCR-SEM

MFS® CHARTER INCOME TRUST

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Through this integrated approach, our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	58.1%
High Grade Corporates	14.3%
Non-U.S. Government Bonds	12.0%
Emerging Markets Bonds	11.1%
Mortgage-Backed Securities	6.2%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Debt Obligations	0.8%
U.S. Government Agencies	0.7%
Asset-Backed Securities	0.3%
Floating Rate Loans	0.1%
U.S. Treasury Securities	(6.2)%

Composition including fixed income credit quality (a)(i)
AAA	7.8%
AA	2.2%
A	10.0%
BBB	19.6%
BB	23.3%
B	29.7%
CCC	9.0%
CC	0.1%
C	0.3%
U.S. Government	3.0%
Federal Agencies	6.9%
Not Rated	(9.2)%
Non-Fixed Income	0.6%
Cash & Other	(3.3)%

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	7.3 yrs.

Issuer country weightings (i)(x)
United States	65.9%
United Kingdom	3.9%
Japan	3.4%
Canada	2.3%
Mexico	2.2%
Italy	1.8%
Germany	1.7%
France	1.6%
Brazil	1.3%
Other Countries	15.9%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since July 2004.

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since October 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 110.2%
Issuer	Shares/Par		Value ($)

Aerospace - 1.3%
BE Aerospace, Inc., 8.5%, 2018		$1,225,000	$1,335,250
Bombardier, Inc., 7.5%, 2018 (n)		1,615,000	1,760,350
Bombardier, Inc., 7.75%, 2020 (n)		375,000	411,563
CPI International, Inc., 8%, 2018		840,000	751,800
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	505,000	430,859
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,685,000	1,748,188
Kratos Defense & Security Solutions, Inc., 10%, 2017		645,000	683,700

			$7,121,710
Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$198,384	$223,182

Apparel Manufacturers - 0.6%
Hanesbrands, Inc., 8%, 2016		$660,000	$723,525
Hanesbrands, Inc., 6.375%, 2020		390,000	398,288
Jones Group, Inc., 6.875%, 2019		455,000	437,369
Levi Strauss & Co., 6.875%, 2022 (n)		175,000	173,688
Phillips-Van Heusen Corp., 7.375%, 2020		1,305,000	1,425,713

			$3,158,583
Asset-Backed & Securitized - 6.4%
Anthracite Ltd., “A”, CDO, FRN, 0.599%, 2019 (z)		$1,103,475	$948,988
Anthracite Ltd., “BFL”, CDO, FRN, 1.238%, 2037 (z)		3,000,000	2,820,000
Banc of America Commercial Mortgage, Inc., FRN, 5.725%, 2051		1,500,000	1,703,076
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		193,982	194,634
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.838%, 2040 (z)		784,552	509,391
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,507,440
Commercial Mortgage Pass-Through Certificates, FRN, 5.774%, 2046		230,000	234,560
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		799,789	742,343
Credit Suisse Mortgage Capital Certificate, FRN, 5.678%, 2039		1,400,000	1,399,703
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,297,764	114,888
First Union-Lehman Brothers Bank of America, FRN, 0.445%, 2035 (i)		14,458,773	201,281
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.817%, 2049		1,000,000	1,070,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.98%, 2051	$6,000,000	$6,365,196
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.817%, 2049	5,000,000	5,398,755
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.052%, 2051	185,000	51,915
Merrill Lynch Mortgage Trust, FRN, 5.847%, 2050	1,350,000	1,491,881
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (z)	782,963	782,963
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,296,634	1,210,524
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.899%, 2051	7,250,000	8,059,093

		$34,807,315
Automotive - 3.0%
Accuride Corp., 9.5%, 2018	$1,935,000	$2,022,075
Allison Transmission, Inc., 7.125%, 2019 (n)	945,000	987,525
Automotores Gildemeister S.A., 8.25%, 2021 (n)	137,000	139,398
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	475,000	476,188
Ford Motor Co., 7.45%, 2031	800,000	1,042,000
Ford Motor Credit Co. LLC, 8%, 2014	485,000	539,719
Ford Motor Credit Co. LLC, 12%, 2015	4,165,000	5,258,276
General Motors Financial Co., Inc., 6.75%, 2018	795,000	853,490
Goodyear Tire & Rubber Co., 7%, 2022	350,000	343,000
Hyundai Capital America, 4%, 2017 (n)	210,000	215,562
IDQ Holdings, Inc., 11.5%, 2017 (z)	335,000	350,075
Jaguar Land Rover PLC, 7.75%, 2018 (n)	430,000	433,225
Jaguar Land Rover PLC, 8.125%, 2021 (n)	2,065,000	2,085,650
Lear Corp., 8.125%, 2020	1,190,000	1,332,800
RCI Banque S.A., 4.6%, 2016 (n)	139,000	138,992

		$16,217,975
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$636,000	$694,830

Broadcasting - 3.2%
Allbritton Communications Co., 8%, 2018	$900,000	$931,500
AMC Networks, Inc., 7.75%, 2021 (n)	548,000	608,280
Clear Channel Communications, Inc., 9%, 2021	1,068,000	918,480
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	1,115,000	1,064,825
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	50,000	47,000
Hughes Network Systems LLC, 7.625%, 2021	765,000	791,775
Inmarsat Finance PLC, 7.375%, 2017 (n)	790,000	841,350
Intelsat Bermuda Ltd., 11.25%, 2017	1,435,000	1,409,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	$1,370,000	$1,346,025
Intelsat Jackson Holdings Ltd., 11.25%, 2016	320,000	334,000
Liberty Media Corp., 8.5%, 2029	675,000	685,125
Liberty Media Corp., 8.25%, 2030	355,000	361,213
LIN Television Corp., 8.375%, 2018	160,000	164,000
Local TV Finance LLC, 9.25%, 2015 (p)(z)	995,374	1,014,037
Newport Television LLC, 13%, 2017 (n)(p)	71,949	74,107
News America, Inc., 6.2%, 2034	325,000	363,334
Nexstar Broadcasting Group, Inc., 8.875%, 2017	320,000	334,400
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,425,000	1,567,500
Sinclair Broadcast Group, Inc., 8.375%, 2018	185,000	198,413
SIRIUS XM Radio, Inc., 13%, 2013 (n)	195,000	218,888
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	725,000	817,438
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	765,000	818,550
Townsquare Radio LLC, 9%, 2019 (z)	380,000	389,500
Univision Communications, Inc., 6.875%, 2019 (n)	730,000	711,750
Univision Communications, Inc., 7.875%, 2020 (n)	535,000	547,038
Univision Communications, Inc., 8.5%, 2021 (n)	710,000	685,150

		$17,243,566
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 7.875%, 2015	$785,000	$796,775
E*TRADE Financial Corp., 12.5%, 2017	1,580,000	1,813,050

		$2,609,825
Building - 2.0%
Building Materials Holding Corp., 6.875%, 2018 (n)	$680,000	$702,100
Building Materials Holding Corp., 7%, 2020 (n)	600,000	630,000
Building Materials Holding Corp., 6.75%, 2021 (n)	440,000	449,900
CEMEX Finance LLC, 9.5%, 2016 (n)	1,275,000	1,169,813
CEMEX S.A., 9.25%, 2020	1,695,000	1,339,050
HD Supply, Inc., 8.125%, 2019 (n)	355,000	370,088
Masonite International Corp., 8.25%, 2021 (n)	1,195,000	1,215,913
Nortek, Inc., 10%, 2018	435,000	458,925
Nortek, Inc., 8.5%, 2021	1,375,000	1,333,750
Owens Corning, 9%, 2019	1,880,000	2,304,726
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (z)	355,000	358,550
USG Corp., 7.875%, 2020 (n)	480,000	490,800

		$10,823,615
Business Services - 1.1%
Ceridian Corp., 12.25%, 2015 (p)	$365,000	$333,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 7.625%, 2017		$320,000	$348,400
Fidelity National Information Services, Inc., 5%, 2022 (n)		455,000	441,919
iGate Corp., 9%, 2016		1,323,000	1,402,380
Iron Mountain, Inc., 8.375%, 2021		1,360,000	1,451,800
SunGard Data Systems, Inc., 10.25%, 2015		915,000	940,163
SunGard Data Systems, Inc., 7.375%, 2018		1,065,000	1,083,638

			$6,002,275
Cable TV - 3.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$274,725
CCH II LLC, 13.5%, 2016		1,350,000	1,512,000
CCO Holdings LLC, 7.875%, 2018		1,995,000	2,139,638
CCO Holdings LLC, 8.125%, 2020		870,000	957,000
Cequel Communications Holdings, 8.625%, 2017 (n)		780,000	821,925
CSC Holdings LLC, 8.5%, 2014		845,000	930,556
DIRECTV Holdings LLC, 5.2%, 2020		1,240,000	1,378,814
DISH DBS Corp., 6.75%, 2021		400,000	413,000
EchoStar Corp., 7.125%, 2016		450,000	481,500
Myriad International Holdings B.V., 6.375%, 2017 (n)		485,000	532,288
Nara Cable Funding Ltd., 8.875%, 2018 (z)		475,000	415,625
ONO Finance ll PLC, 10.875%, 2019 (n)		300,000	240,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	250,000	306,034
Time Warner Cable, Inc., 5%, 2020		$1,150,000	1,288,691
UPC Holding B.V., 9.875%, 2018 (n)		925,000	999,000
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,104,000	1,087,440
Videotron Ltee, 5%, 2022 (n)		485,000	472,875
Virgin Media Finance PLC, 9.5%, 2016		164,000	181,630
Virgin Media Finance PLC, 8.375%, 2019		475,000	520,125
Virgin Media Finance PLC, 5.25%, 2022		820,000	799,500
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	635,000	840,140

			$16,592,506
Chemicals - 2.2%
Ashland, Inc., 9.125%, 2017		$545,000	$598,138
Celanese U.S. Holdings LLC, 6.625%, 2018		1,335,000	1,411,763
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,330,000	1,323,350
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		270,000	235,575
Huntsman International LLC, 8.625%, 2021		975,000	1,092,000
INEOS Finance PLC, 8.375%, 2019 (n)		800,000	822,000
INEOS Group Holdings PLC, 8.5%, 2016 (n)		940,000	848,350
LyondellBasell Industries N.V., 5%, 2019 (n)		270,000	274,725
LyondellBasell Industries N.V., 6%, 2021 (n)		1,185,000	1,267,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Momentive Performance Materials, Inc., 12.5%, 2014	$1,901,000	$1,991,298
Momentive Performance Materials, Inc., 11.5%, 2016	978,000	733,500
Polypore International, Inc., 7.5%, 2017	920,000	961,400
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	414,000	455,589

		$12,015,638
Computer Software - 0.6%
Lawson Software, Inc., 11.5%, 2018 (n)	$1,235,000	$1,355,413
Lawson Software, Inc., 9.375%, 2019 (n)	20,000	20,600
Syniverse Holdings, Inc., 9.125%, 2019	1,290,000	1,383,525
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	305,000	321,775
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	150,000	175,688

		$3,257,001
Computer Software - Systems - 1.0%
Audatex North America, Inc., 6.75%, 2018 (n)	$95,000	$97,850
Audatex North America, Inc., 6.75%, 2018 (n)	390,000	401,700
CDW LLC/CDW Finance Corp., 12.535%, 2017	275,000	294,250
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,035,000	1,063,463
CDW LLC/CDW Finance Corp., 8.5%, 2019 (n)	265,000	272,288
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,380,000	1,504,200
International Business Machines Corp., 8%, 2038	1,000,000	1,708,382

		$5,342,133
Conglomerates - 1.3%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,655,000	$1,754,300
Dynacast International LLC, 9.25%, 2019 (z)	890,000	916,700
Griffon Corp., 7.125%, 2018	1,635,000	1,643,175
Kennametal, Inc., 7.2%, 2012	684,000	685,187
Tomkins LLC/Tomkins, Inc., 9%, 2018	1,817,000	1,996,429

		$6,995,791
Construction - 0.1%
Corporacion Geo S.A. de C.V., 8.875%, 2022 (n)	$200,000	$192,500
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (n)	200,000	195,500

		$388,000
Consumer Products - 0.6%
ACCO Brands Corp., 6.75%, 2020	$175,000	$179,813
Easton-Bell Sports, Inc., 9.75%, 2016	560,000	611,800
Elizabeth Arden, Inc., 7.375%, 2021	1,215,000	1,325,869
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	85,000	87,338
Jarden Corp., 7.5%, 2020	755,000	817,288
Libbey Glass, Inc., 10%, 2015	68,000	72,421

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Libbey Glass, Inc., 6.875%, 2020 (z)	$355,000	$355,888

		$3,450,417
Consumer Services - 1.0%
Realogy Corp., 11.5%, 2017	$630,000	$557,550
Service Corp. International, 6.75%, 2015	265,000	286,200
Service Corp. International, 7%, 2017	4,030,000	4,483,375

		$5,327,125
Containers - 1.4%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$1,645,000	$1,694,350
Ball Corp., 5%, 2022	93,000	93,930
Exopack Holding Corp., 10%, 2018	550,000	558,250
Greif, Inc., 6.75%, 2017	855,000	916,988
Greif, Inc., 7.75%, 2019	1,000,000	1,120,000
Reynolds Group, 7.75%, 2016 (n)	495,000	522,225
Reynolds Group, 7.125%, 2019 (n)	1,135,000	1,166,213
Reynolds Group, 9.875%, 2019 (n)	410,000	408,975
Reynolds Group, 8.5%, 2021 (n)	880,000	816,200
Sealed Air Corp., 8.125%, 2019 (n)	180,000	195,300
Sealed Air Corp., 8.375%, 2021 (n)	180,000	198,000
Tekni-Plex, Inc., 9.75%, 2019 (z)	150,000	148,875

		$7,839,306
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$491,395
Ducommun, Inc., 9.75%, 2018	644,000	681,030
ManTech International Corp., 7.25%, 2018	575,000	606,625
MOOG, Inc., 7.25%, 2018	375,000	393,750

		$2,172,800
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$600,000	$495,000
Avaya, Inc., 7%, 2019 (z)	190,000	170,050

		$665,050
Electronics - 0.7%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,480,000	$1,557,700
Freescale Semiconductor, Inc., 8.05%, 2020	270,000	256,500
Nokia Corp., 5.375%, 2019	250,000	204,042
NXP B.V., 9.75%, 2018 (n)	418,000	471,295
Sensata Technologies B.V., 6.5%, 2019 (n)	1,130,000	1,132,825

		$3,622,362

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 3.6%
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	$213,000	$217,368
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	658,000	654,710
Bank of Ceylon, 6.875%, 2017 (n)	200,000	190,165
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	1,017,000	1,080,563
CEZ A.S., 4.25%, 2022 (n)	814,000	820,203
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	454,000	461,283
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	201,000	211,724
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	897,000	957,450
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,184,000	1,201,760
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	221,000	228,735
Development Bank of Kazakhstan, 5.5%, 2015 (n)	205,000	210,638
Dolphin Energy Ltd., 5.5%, 2021 (n)	400,000	432,800
Ecopetrol S.A., 7.625%, 2019	594,000	733,590
Gaz Capital S.A., 9.25%, 2019	583,000	708,345
Gaz Capital S.A., 5.999%, 2021 (n)	1,344,000	1,403,808
Georgian Oil & Gas Corp., 6.875%, 2017 (z)	200,000	193,000
Majapahit Holding B.V., 7.25%, 2017 (n)	591,000	657,488
Majapahit Holding B.V., 8%, 2019 (n)	380,000	437,950
Novatek Finance Ltd., 5.326%, 2016 (n)	336,000	344,077
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	558,000	538,827
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	717,435
Pertamina PT, 5.25%, 2021 (n)	256,000	252,160
Pertamina PT, 4.875%, 2022 (n)	272,000	261,120
Pertamina PT, 6%, 2042 (n)	318,000	298,125
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,646,094
Petrobras International Finance Co., 6.75%, 2041	481,000	554,330
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	646,000
Petroleos Mexicanos, 8%, 2019	1,101,000	1,370,745
Petroleos Mexicanos, 4.875%, 2022 (n)	774,000	812,700
Petroleos Mexicanos, 6.5%, 2041 (n)	315,000	353,588
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	721,000	850,780
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (z)	279,000	284,071
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	200,000	199,500

		$19,931,132
Emerging Market Sovereign - 4.0%
Dominican Republic, 7.5%, 2021 (n)	$548,000	$577,592
Government of Ukraine, 6.875%, 2015	500,000	452,500
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	1,848,000	522,060
Republic of Colombia, 8.125%, 2024	664,000	936,240
Republic of Colombia, 6.125%, 2041	437,000	540,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Guatemala, 5.75%, 2022 (z)	$201,000	$199,493
Republic of Indonesia, 11.625%, 2019 (n)	1,423,000	2,042,005
Republic of Indonesia, 4.875%, 2021 (n)	348,000	365,835
Republic of Indonesia, 7.75%, 2038 (n)	593,000	775,348
Republic of Latvia, 5.25%, 2017 (n)	200,000	200,000
Republic of Lithuania, 6.625%, 2022 (n)	752,000	815,920
Republic of Panama, 9.375%, 2029	1,062,000	1,699,200
Republic of Peru, 7.35%, 2025	355,000	487,238
Republic of Philippines, 5.5%, 2026	421,000	484,150
Republic of Philippines, 6.375%, 2034	848,000	1,043,040
Republic of Poland, 5%, 2022	660,000	690,360
Republic of Romania, 6.75%, 2022 (n)	1,372,000	1,374,675
Republic of Slovakia, 4.375%, 2022 (z)	1,375,000	1,313,125
Republic of South Africa, 5.5%, 2020	751,000	835,488
Republic of South Africa, 4.665%, 2024	783,000	801,401
Republic of South Africa, 6.25%, 2041	873,000	1,026,866
Republic of Sri Lanka, 6.25%, 2021 (n)	208,000	203,732
Republic of Turkey, 5.625%, 2021	362,000	378,290
Republic of Turkey, 6.25%, 2022	390,000	417,300
Russian Federation, 4.5%, 2022 (n)	400,000	407,600
Russian Federation, 5.625%, 2042 (n)	200,000	206,810
United Mexican States, 3.625%, 2022	2,734,000	2,816,020

		$21,613,076
Energy - Independent - 5.0%
ATP Oil & Gas Corp., 11.875%, 2015	$790,000	$420,675
BreitBurn Energy Partners LP, 8.625%, 2020	330,000	342,375
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	410,000	401,800
Carrizo Oil & Gas, Inc., 8.625%, 2018	435,000	454,575
Chaparral Energy, Inc., 7.625%, 2022 (n)	535,000	547,038
Chesapeake Energy Corp., 6.875%, 2020	400,000	379,000
Concho Resources, Inc., 8.625%, 2017	420,000	457,800
Concho Resources, Inc., 6.5%, 2022	875,000	914,375
Continental Resources, Inc., 8.25%, 2019	1,170,000	1,298,700
Denbury Resources, Inc., 8.25%, 2020	1,360,000	1,468,800
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,380,000	1,483,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	1,505,000	1,542,625
EXCO Resources, Inc., 7.5%, 2018	1,255,000	1,060,475
Harvest Operations Corp., 6.875%, 2017 (n)	1,380,000	1,445,550
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	265,000	282,225
Laredo Petroleum, Inc., 9.5%, 2019	635,000	704,850
Laredo Petroleum, Inc., 7.375%, 2022 (n)	175,000	178,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
LINN Energy LLC, 6.5%, 2019 (n)	$440,000	$426,800
LINN Energy LLC, 8.625%, 2020	605,000	641,300
LINN Energy LLC, 7.75%, 2021	788,000	805,730
Newfield Exploration Co., 6.625%, 2016	560,000	572,600
Newfield Exploration Co., 6.875%, 2020	855,000	906,300
OGX Austria GmbH, 8.375%, 2022 (n)	200,000	189,500
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	786,000	756,525
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,382,815
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,255,084
Plains Exploration & Production Co., 8.625%, 2019	995,000	1,079,575
QEP Resources, Inc., 6.875%, 2021	1,690,000	1,829,425
Range Resources Corp., 8%, 2019	1,045,000	1,139,050
SandRidge Energy, Inc., 8%, 2018 (n)	1,655,000	1,655,000
SM Energy Co., 6.5%, 2021	140,000	143,150
Talisman Energy, Inc., 7.75%, 2019	280,000	349,665
Whiting Petroleum Corp., 6.5%, 2018	820,000	856,900

		$27,372,720
Energy - Integrated - 0.5%
Hess Corp., 8.125%, 2019	$100,000	$129,950
Husky Energy, Inc., 5.9%, 2014	306,000	333,260
Husky Energy, Inc., 7.25%, 2019	324,000	405,009
Listrindo Capital B.V., 6.95%, 2019 (n)	200,000	202,412
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,395,000	1,492,650

		$2,563,281
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$650,000	$650,000

Entertainment - 1.0%
AMC Entertainment, Inc., 8.75%, 2019	$1,460,000	$1,562,200
AMC Entertainment, Inc., 9.75%, 2020	1,095,000	1,177,125
Cedar Fair LP, 9.125%, 2018	450,000	498,375
Cinemark USA, Inc., 8.625%, 2019	1,460,000	1,587,750
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	370,000	403,300

		$5,228,750
Financial Institutions - 3.4%
Ally Financial, Inc., 5.5%, 2017	$2,305,000	$2,307,075
CIT Group, Inc., 5.25%, 2014 (n)	1,795,000	1,826,413
CIT Group, Inc., 6.625%, 2018 (n)	1,205,000	1,250,188
CIT Group, Inc., 5.5%, 2019 (n)	1,315,000	1,278,838
Credit Acceptance Corp., 9.125%, 2017	875,000	940,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
GMAC, Inc., 8%, 2031		$135,000	$151,875
Icahn Enterprises LP, 8%, 2018		1,844,000	1,952,335
International Lease Finance Corp., 4.875%, 2015		440,000	433,580
International Lease Finance Corp., 8.625%, 2015		320,000	348,800
International Lease Finance Corp., 8.75%, 2017		940,000	1,043,400
International Lease Finance Corp., 7.125%, 2018 (n)		1,075,000	1,182,500
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		1,505,000	1,625,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		25,000	26,000
PHH Corp., 9.25%, 2016		1,275,000	1,326,000
SLM Corp., 8.45%, 2018		1,390,000	1,466,450
SLM Corp., 8%, 2020		1,385,000	1,417,579
SLM Corp., 7.25%, 2022		255,000	249,590

			$18,826,648
Food & Beverages - 1.8%
Anheuser Busch InBev S.A., 6.875%, 2019		$1,300,000	$1,684,131
ARAMARK Corp., 8.5%, 2015		1,154,000	1,181,419
B&G Foods, Inc., 7.625%, 2018		1,305,000	1,396,350
Constellation Brands, Inc., 7.25%, 2016		1,020,000	1,150,688
Del Monte Foods Co., 7.625%, 2019		125,000	121,250
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		218,000	228,774
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		665,000	635,075
Pinnacle Foods Finance LLC, 9.25%, 2015		990,000	1,009,800
Pinnacle Foods Finance LLC, 8.25%, 2017		190,000	198,550
TreeHouse Foods, Inc., 7.75%, 2018		1,045,000	1,128,600
Tyson Foods, Inc., 6.85%, 2016		912,000	1,020,300

			$9,754,937
Forest & Paper Products - 1.0%
Boise, Inc., 8%, 2020		$820,000	$897,900
Cascades, Inc., 7.75%, 2017		1,535,000	1,527,325
Georgia-Pacific Corp., 8%, 2024		260,000	345,495
Graphic Packaging Holding Co., 7.875%, 2018		510,000	562,275
Millar Western Forest Products Ltd., 8.5%, 2021		120,000	99,600
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	727,062
Tembec Industries, Inc., 11.25%, 2018		$415,000	411,888
Tembec Industries, Inc., 11.25%, 2018 (n)		300,000	297,750
Xerium Technologies, Inc., 8.875%, 2018		815,000	615,325

			$5,484,620
Gaming & Lodging - 3.1%
Boyd Gaming Corp., 7.125%, 2016		$500,000	$477,500
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		265,000	264,006

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	$460,000	$288
GWR Operating Partnership LLP, 10.875%, 2017	680,000	768,400
Harrah’s Operating Co., Inc., 11.25%, 2017	1,570,000	1,668,125
Harrah’s Operating Co., Inc., 10%, 2018	735,000	485,100
Harrah’s Operating Co., Inc., 10%, 2018	719,000	485,325
Host Hotels & Resorts, Inc., 9%, 2017	425,000	470,688
MGM Mirage, 10.375%, 2014	30,000	33,750
MGM Mirage, 6.625%, 2015	265,000	272,122
MGM Mirage, 7.5%, 2016	105,000	107,363
MGM Resorts International, 11.375%, 2018	2,620,000	3,019,550
MGM Resorts International, 9%, 2020	655,000	717,225
Penn National Gaming, Inc., 8.75%, 2019	1,640,000	1,808,100
Pinnacle Entertainment, Inc., 8.75%, 2020	525,000	570,938
Pinnacle Entertainment, Inc., 7.75%, 2022	275,000	290,125
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (z)	175,000	178,938
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	900,000	927,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	1,485,000	1,733,285
Wyndham Worldwide Corp., 6%, 2016	8,000	9,012
Wyndham Worldwide Corp., 7.375%, 2020	405,000	492,461
Wynn Las Vegas LLC, 7.75%, 2020	1,765,000	1,917,231

		$16,696,532
Industrial - 0.8%
Altra Holdings, Inc., 8.125%, 2016	$350,000	$373,625
Dematic S.A., 8.75%, 2016 (z)	1,120,000	1,159,200
Hillman Group, Inc., 10.875%, 2018	670,000	698,475
Hyva Global B.V., 8.625%, 2016 (n)	1,124,000	958,210
Mueller Water Products, Inc., 8.75%, 2020	516,000	570,180
Rexel S.A., 6.125%, 2019 (n)	520,000	517,400

		$4,277,090
Insurance - 1.6%
American International Group, Inc., 4.875%, 2016	$1,480,000	$1,560,725
American International Group, Inc., 8.25%, 2018	665,000	799,638
American International Group, Inc., 8.175% to 2038, FRN to 2068	2,565,000	2,664,394
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,100,000	1,309,000
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	860,000	925,784
Unum Group, 7.125%, 2016	1,171,000	1,343,768

		$8,603,309

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Health - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$630,000	$674,100

Insurance - Property & Casualty - 1.7%
Allstate Corp., 7.45%, 2019		$850,000	$1,092,366
AXIS Capital Holdings Ltd., 5.75%, 2014		1,013,000	1,080,180
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		1,635,000	2,256,300
USI Holdings Corp., FRN, 4.341%, 2014 (n)		2,005,000	1,829,563
XL Group PLC, 6.5% to 2017, FRN to 2049		1,610,000	1,239,700
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,190,000	1,154,300
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		627,000	603,488

			$9,255,897
International Market Quasi-Sovereign - 1.5%
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	$1,864,306
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,460,107
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		1,900,000	1,831,881
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		588,000	611,983
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,210,516
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,038,730

			$8,017,523
International Market Sovereign - 9.9%
Commonwealth of Australia, 5.75%, 2021	AUD	1,028,000	$1,231,490
Federal Republic of Germany, 3.75%, 2015	EUR	3,425,000	4,640,360
Federal Republic of Germany, 4.25%, 2018	EUR	392,000	591,020
Federal Republic of Germany, 6.25%, 2030	EUR	847,000	1,740,636
Government of Canada, 4.5%, 2015	CAD	747,000	794,163
Government of Canada, 4.25%, 2018	CAD	447,000	503,301
Government of Canada, 3.25%, 2021	CAD	338,000	370,624
Government of Canada, 5.75%, 2033	CAD	136,000	207,701
Government of Japan, 1.7%, 2017	JPY	383,600,000	5,242,832
Government of Japan, 1.1%, 2020	JPY	351,000,000	4,656,645
Government of Japan, 2.1%, 2024	JPY	233,000,000	3,318,082
Government of Japan, 2.2%, 2027	JPY	375,000,000	5,333,356
Government of New Zealand, 6%, 2021	NZD	483,000	439,182
Government of Norway, 3.75%, 2021	NOK	2,065,000	390,921
Kingdom of Belgium, 5.5%, 2017	EUR	1,360,000	1,968,579
Kingdom of Denmark, 3%, 2021	DKK	2,538,000	496,037
Kingdom of Sweden, 5%, 2020	SEK	6,870,000	1,233,205
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	827,966
Republic of Austria, 4.65%, 2018	EUR	823,000	1,190,435
Republic of Finland, 3.875%, 2017	EUR	264,000	377,360
Republic of France, 6%, 2025	EUR	388,000	653,340

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of France, 4.75%, 2035	EUR	1,370,000	$2,161,616
Republic of Iceland, 4.875%, 2016 (n)		$1,646,000	1,664,707
Republic of Italy, 4.25%, 2015	EUR	1,702,000	2,081,462
Republic of Italy, 5.25%, 2017	EUR	3,255,000	3,984,497
Republic of Italy, 3.75%, 2021	EUR	650,000	699,961
United Kingdom Treasury, 8%, 2015	GBP	1,681,000	3,287,360
United Kingdom Treasury, 8%, 2021	GBP	953,000	2,294,091
United Kingdom Treasury, 4.25%, 2036	GBP	739,000	1,422,203

			$53,803,132
Machinery & Tools - 1.3%
Case Corp., 7.25%, 2016		$710,000	$775,675
Case New Holland, Inc., 7.875%, 2017		2,235,000	2,547,900
CNH Capital LLC, 6.25%, 2016 (n)		280,000	291,900
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		485,000	489,850
RSC Equipment Rental, Inc., 8.25%, 2021		940,000	994,050
UR Financing Escrow Corp., 5.75%, 2018 (n)		1,000,000	1,017,500
UR Financing Escrow Corp., 7.625%, 2022 (n)		1,000,000	1,022,500

			$7,139,375
Major Banks - 2.2%
Bank of America Corp., 7.375%, 2014		$1,000,000	$1,078,939
Bank of America Corp., 5.65%, 2018		545,000	567,698
Bank of America Corp., 7.625%, 2019		370,000	422,945
BNP Paribas, FRN, 3.223%, 2014		1,216,000	1,219,008
Credit Suisse New York, 5.5%, 2014		1,000,000	1,062,660
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		738,000	728,537
HSBC USA, Inc., 4.875%, 2020		460,000	472,030
JPMorgan Chase & Co., 6.3%, 2019		1,000,000	1,161,948
Morgan Stanley, 5.75%, 2016		397,000	402,007
Morgan Stanley, 6.625%, 2018		391,000	396,878
Morgan Stanley, 7.3%, 2019		830,000	860,480
Morgan Stanley, 5.625%, 2019		1,500,000	1,431,200
RBS Capital Trust II, 6.425% to 2034, FRN to 2049 (a)(d)		530,000	339,200
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)		350,000	266,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		2,085,000	1,589,813

			$11,999,343
Medical & Health Technology & Services - 3.9%
Biomet, Inc., 10%, 2017		$545,000	$579,744
Biomet, Inc., 10.375%, 2017 (p)		320,000	340,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Biomet, Inc., 11.625%, 2017	$2,440,000	$2,586,400
Davita, Inc., 6.375%, 2018	2,180,000	2,207,250
Davita, Inc., 6.625%, 2020	575,000	582,188
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	759,763
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	345,000	342,413
HCA, Inc., 8.5%, 2019	2,920,000	3,222,950
HCA, Inc., 7.5%, 2022	715,000	749,409
HCA, Inc., 5.875%, 2022	330,000	327,525
HealthSouth Corp., 8.125%, 2020	1,685,000	1,798,738
Hospira, Inc., 6.05%, 2017	655,000	739,912
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	440,000	413,600
McKesson Corp., 7.5%, 2019	110,000	142,445
Owens & Minor, Inc., 6.35%, 2016	970,000	1,068,245
Physio-Control International, Inc., 9.875%, 2019 (z)	555,000	588,300
Teleflex, Inc., 6.875%, 2019	595,000	630,700
Tenet Healthcare Corp., 9.25%, 2015	605,000	667,769
Truven Health Analytics, Inc., 10.625%, 2020 (z)	150,000	150,750
Universal Health Services, Inc., 7%, 2018	1,055,000	1,128,850
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,350,000	1,375,313
USPI Finance Corp., 9%, 2020 (n)	265,000	274,938
Vanguard Health Systems, Inc., 0%, 2016	5,000	3,463
Vanguard Health Systems, Inc., 8%, 2018	405,000	396,900
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	515,000	482,813

		$21,560,978
Metals & Mining - 3.0%
ArcelorMittal, 6.5%, 2014	$1,300,000	$1,387,409
ArcelorMittal, 9.85%, 2019	1,710,000	2,024,508
Arch Coal, Inc., 7.25%, 2020	470,000	401,850
Cloud Peak Energy, Inc., 8.25%, 2017	2,255,000	2,305,738
Cloud Peak Energy, Inc., 8.5%, 2019	760,000	782,800
Consol Energy, Inc., 8%, 2017	1,425,000	1,428,563
Consol Energy, Inc., 8.25%, 2020	480,000	480,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	990,000	1,022,175
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,410,000	1,334,447
OJSC Russian Agricultural Bank, 7.75%, 2017 (n)	923,000	896,464
Peabody Energy Corp., 7.375%, 2016	1,070,000	1,185,025
Peabody Energy Corp., 6%, 2018 (n)	445,000	443,888
Peabody Energy Corp., 6.25%, 2021 (n)	445,000	443,888
Southern Copper Corp., 6.75%, 2040	553,000	577,439
Vale Overseas Ltd., 4.625%, 2020	490,000	505,097
Vale Overseas Ltd., 4.375%, 2022	999,000	998,574
Vale Overseas Ltd., 6.875%, 2039	341,000	392,722

		$16,610,587

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 6.2%
Fannie Mae, 4.1%, 2013	$472,663	$482,458
Fannie Mae, 4.19%, 2013	395,060	405,485
Fannie Mae, 4.845%, 2013	133,696	137,051
Fannie Mae, 4.561%, 2014	225,740	237,521
Fannie Mae, 4.6%, 2014	408,096	427,027
Fannie Mae, 4.61%, 2014	442,579	467,740
Fannie Mae, 4.77%, 2014	317,090	335,855
Fannie Mae, 4.56%, 2015	171,738	183,974
Fannie Mae, 4.665%, 2015	139,352	149,902
Fannie Mae, 4.7%, 2015	133,047	143,210
Fannie Mae, 4.74%, 2015	330,455	357,051
Fannie Mae, 4.78%, 2015	384,356	417,303
Fannie Mae, 4.815%, 2015	350,233	378,995
Fannie Mae, 4.87%, 2015	281,620	305,072
Fannie Mae, 4.89%, 2015	94,049	101,512
Fannie Mae, 4.894%, 2015	585,029	639,692
Fannie Mae, 6%, 2016-2037	2,227,593	2,468,071
Fannie Mae, 5.5%, 2019-2037	8,351,673	9,135,180
Fannie Mae, 4.88%, 2020	224,755	251,549
Fannie Mae, 3%, 2027	1,724,000	1,808,045
Fannie Mae, 6.5%, 2032-2033	519,611	594,738
Fannie Mae, 5%, 2035	1,604,014	1,738,718
Fannie Mae, TBA, 3.5%, 2033	2,200,000	2,308,969
Freddie Mac, 6%, 2034	250,350	281,814
Ginnie Mae, 5.5%, 2039	1,444,707	1,604,152
Ginnie Mae, 4.5%, 2041	1,695,688	1,872,852
Ginnie Mae, TBA, 3.5%, 2040	6,000,000	6,400,313

		$33,634,249
Natural Gas - Distribution - 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$315,000	$310,275
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	400,000	358,000

		$668,275
Natural Gas - Pipeline - 2.0%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,095,000	$1,160,700
Crosstex Energy, Inc., 8.875%, 2018	1,705,000	1,790,250
El Paso Corp., 7%, 2017	1,395,000	1,565,662
El Paso Corp., 7.75%, 2032	1,481,000	1,690,326
Energy Transfer Equity LP, 7.5%, 2020	1,380,000	1,490,400
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,426,000	1,540,080
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	256,000	272,640
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	347,000	307,095

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Spectra Energy Capital LLC, 8%, 2019		$810,000	$1,053,945

			$10,871,098
Network & Telecom - 1.8%
AT&T, Inc., 6.55%, 2039		$170,000	$217,016
AT&T, Inc., 5.35%, 2040		1,108,000	1,248,619
Cincinnati Bell, Inc., 8.25%, 2017		1,020,000	1,040,400
Citizens Communications Co., 9%, 2031		840,000	768,600
Eileme 2 AB, 11.625%, 2020 (n)		765,000	749,700
Frontier Communications Corp., 8.125%, 2018		1,065,000	1,083,638
Qwest Communications International, Inc., 7.125%, 2018 (n)		1,075,000	1,135,668
Telefonica Emisiones S.A.U., 2.582%, 2013		995,000	981,389
Windstream Corp., 8.125%, 2018		380,000	394,250
Windstream Corp., 7.75%, 2020		1,725,000	1,725,000
Windstream Corp., 7.75%, 2021		415,000	416,038

			$9,760,318
Oil Services - 0.6%
Afren PLC, 11.5%, 2016 (n)		$200,000	$208,500
Afren PLC, 10.25%, 2019 (n)		212,000	214,120
Chesapeake Energy Corp., 6.625%, 2019 (n)		370,000	320,050
Dresser-Rand Group, Inc., 6.5%, 2021		305,000	311,100
Edgen Murray Corp., 12.25%, 2015		595,000	608,388
Pioneer Drilling Co., 9.875%, 2018		975,000	1,023,750
Unit Corp., 6.625%, 2021		545,000	542,275

			$3,228,183
Other Banks & Diversified Financials - 2.0%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$301,000	$302,505
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,400,000	1,321,264
Bancolombia S.A., 5.95%, 2021		819,000	847,665
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		900,000	884,250
Capital One Financial Corp., 8.8%, 2019		320,000	406,265
Capital One Financial Corp., 10.25%, 2039		2,215,000	2,292,525
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,137,000	2,072,954
Grupo Aval Ltd., 5.25%, 2017 (n)		205,000	210,125
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,440,000	1,257,196
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,485,000	1,440,450

			$11,035,199
Pharmaceuticals - 0.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	651,000	$845,210
Endo Health Solutions, Inc., 7%, 2019		$60,000	62,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Roche Holdings, Inc., 6%, 2019 (n)	$1,000,000	$1,257,434
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)	810,000	826,200
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	495,000	478,913

		$3,470,457
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018 (z)	$440,000	$418,000

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$11,911	$10,243
Nielsen Finance LLC, 11.5%, 2016	354,000	400,020
Nielsen Finance LLC, 7.75%, 2018	645,000	693,375

		$1,103,638
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$360,000	$389,700

Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017	$400,000	$452,000
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	320,000	286,400
Entertainment Properties Trust, REIT, 7.75%, 2020	665,000	726,324
HRPT Properties Trust, REIT, 6.25%, 2016	1,053,000	1,114,260
Kennedy Wilson, Inc., 8.75%, 2019	300,000	309,000
MPT Operating Partnership LP, REIT, 6.875%, 2021	680,000	700,400
MPT Operating Partnership LP, REIT, 6.375%, 2022	295,000	293,525
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	885,182
Simon Property Group, Inc., REIT, 10.35%, 2019	660,000	928,276

		$5,695,367
Retailers - 1.7%
Academy Ltd., 9.25%, 2019 (n)	$585,000	$617,175
Burlington Coat Factory Warehouse Corp., 10%, 2019	810,000	836,325
Home Depot, Inc., 5.875%, 2036	509,000	641,763
J. Crew Group, Inc., 8.125%, 2019	455,000	456,706
Limited Brands, Inc., 6.9%, 2017	480,000	534,000
Limited Brands, Inc., 6.95%, 2033	670,000	643,200
Neiman Marcus Group, Inc., 10.375%, 2015	855,000	894,552
QVC, Inc., 7.375%, 2020 (n)	485,000	528,650
Rite Aid Corp., 9.25%, 2020 (z)	410,000	392,575
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	465,000	495,225
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,725,000	1,774,594
Toys “R” Us, Inc., 10.75%, 2017	1,040,000	1,131,000
Yankee Acquisition Corp., 8.5%, 2015	5,000	5,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	$285,000	$285,713

		$9,236,603
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$265,000	$282,888

Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$635,000	$674,694
Michaels Stores, Inc., 7.75%, 2018	1,295,000	1,350,038

		$2,024,732
Steel - 0.0%
Evraz Group S.A., 7.4%, 2017 (n)	$200,000	$194,560

Supermarkets - 0.1%
Delhaize Group, 5.7%, 2040	$834,000	$757,309

Supranational - 0.5%
European Investment Bank, 5.125%, 2017	$2,593,000	$3,029,054

Telecommunications - Wireless - 2.3%
Clearwire Corp., 12%, 2015 (n)	$1,850,000	$1,614,125
Cricket Communications, Inc., 7.75%, 2016	560,000	590,800
Cricket Communications, Inc., 7.75%, 2020	720,000	658,800
Crown Castle International Corp., 9%, 2015	1,475,000	1,604,063
Crown Castle International Corp., 7.75%, 2017 (n)	430,000	462,250
Crown Castle International Corp., 7.125%, 2019	1,005,000	1,079,119
Digicel Group Ltd., 8.25%, 2017 (n)	710,000	713,550
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	357,000
MetroPCS Wireless, Inc., 7.875%, 2018	355,000	358,550
Sprint Capital Corp., 6.875%, 2028	1,315,000	976,388
Sprint Nextel Corp., 6%, 2016	790,000	722,850
Sprint Nextel Corp., 8.375%, 2017	315,000	302,400
Sprint Nextel Corp., 9%, 2018 (n)	415,000	449,238
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,940,000	1,649,000
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,170,000	1,000,350

		$12,538,483
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$445,000	$477,263
Level 3 Financing, Inc., 9.375%, 2019	475,000	504,688
Level 3 Financing, Inc., 8.625%, 2020 (n)	1,200,000	1,224,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - continued
Sable International Finance Ltd., 8.75%, 2020 (n)	$200,000	$207,000

		$2,412,951
Tobacco - 0.2%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,252,510

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$748,000	$688,160

Transportation - Services - 2.2%
ACL I Corp., 10.625%, 2016 (n)(p)	$837,738	$800,243
Aguila 3 S.A., 7.875%, 2018 (z)	375,000	382,500
Aguila American Resources Ltd., 7.875%, 2018 (n)	780,000	795,600
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	260,379	247,360
Avis Budget Car Rental LLC, 8.25%, 2019	315,000	326,025
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	220,000	227,700
CEVA Group PLC, 8.375%, 2017 (n)	1,710,000	1,662,975
Commercial Barge Line Co., 12.5%, 2017	1,525,000	1,727,063
Erac USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,168,642
Hertz Corp., 7.5%, 2018	311,000	323,829
Navios Maritime Acquisition Corp., 8.625%, 2017	1,460,000	1,372,400
Navios Maritime Holdings, Inc., 8.875%, 2017	480,000	492,000
Swift Services Holdings, Inc., 10%, 2018	1,795,000	1,929,625
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	384,800

		$11,840,762
U.S. Government Agencies and Equivalents - 0.7%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,754,430

U.S. Treasury Obligations - 3.0%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,637,281
U.S. Treasury Bonds, 5.375%, 2031	286,200	423,665
U.S. Treasury Bonds, 4.5%, 2036	95,000	129,616
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	4,230,137
U.S. Treasury Notes, 3.125%, 2019	8,087,000	9,253,299

		$16,673,998
Utilities - Electric Power - 3.7%
AES Corp., 8%, 2017	$1,965,000	$2,181,150
Atlantic Power Corp., 9%, 2018 (z)	620,000	629,300
Bruce Mansfield Unit, 6.85%, 2034	1,512,731	1,649,482
Calpine Corp., 8%, 2016 (n)	1,800,000	1,930,500
Calpine Corp., 7.875%, 2020 (n)	560,000	593,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
CenterPoint Energy, Inc., 6.5%, 2018	$400,000	$479,549
Covanta Holding Corp., 7.25%, 2020	905,000	982,405
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	515,000	560,063
Edison Mission Energy, 7%, 2017	610,000	326,350
EDP Finance B.V., 6%, 2018 (n)	2,548,000	2,243,208
Energy Future Holdings Corp., 10%, 2020	1,125,000	1,195,313
Energy Future Holdings Corp., 10%, 2020	2,610,000	2,812,275
Energy Future Holdings Corp., 11.75%, 2022 (n)	435,000	443,700
GenOn Energy, Inc., 9.5%, 2018	15,000	13,950
GenOn Energy, Inc., 9.875%, 2020	1,530,000	1,415,250
NRG Energy, Inc., 7.375%, 2017	390,000	402,675
NRG Energy, Inc., 8.25%, 2020	750,000	738,750
System Energy Resources, Inc., 5.129%, 2014 (z)	684,519	693,212
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	630,000	422,100
Viridian Group FundCo II, 11.125%, 2017 (z)	410,000	362,850

		$20,075,682
Total Bonds (Identified Cost, $581,158,365)		$601,670,641

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	380	$325,826
Ally Financial, Inc., “A”, 8.5%	31,922	695,900
GMAC Capital Trust I, 8.125%	22,000	504,240
Total Preferred Stocks (Identified Cost, $1,750,406)		$1,525,966

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $952,581) (a)(d)	$965,000	$955,350

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $565,500)	11,310	$415,303

Floating Rate Loans (g)(r) - 0.1%
Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.74%, 2014	$52,247	$51,725

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$63,660	$58,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$70,376	$71,198
Dynegy Power LLC, Term Loan, 9.25%, 2016	105,565	108,556

		$179,754
Total Floating Rate Loans (Identified Cost, $268,704)		$289,913

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$74,876

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	3,053	$16,944
Total Common Stocks (Identified Cost, $271,148)		$91,820

Money Market Funds - 6.8%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	37,395,306	$37,395,306
Total Investments (Identified Cost, $622,362,010)		$642,344,299

Other Assets, Less Liabilities - (17.7)%		(96,392,885)
Net Assets - 100.0%		$545,951,414

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $141,774,989, representing 26.0% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Aguila 3 S.A., 7.875%, 2018	5/10/12	$386,174	$382,500
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	356,250	325,826
American Media, Inc., 13.5%, 2018	12/22/10	12,078	10,243
Anthracite Ltd., “A”, CDO, FRN, 0.599%, 2019	1/15/10	832,121	948,988
Anthracite Ltd., “BFL”, CDO, FRN, 1.238%, 2037	12/09/10	2,742,769	2,820,000
Atlantic Power Corp., 9%, 2018	11/02/11-1/09/12	621,695	629,300
Avaya, Inc., 7%, 2019	5/24/12	173,860	170,050
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.838%, 2040	3/01/06	784,552	509,391
Dematic S.A., 8.75%, 2016	4/19/11-10/21/11	1,117,388	1,159,200
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	900,619	916,700
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	85,000	87,338
Georgian Oil & Gas Corp., 6.875%, 2017	5/09/12	197,943	193,000
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	701,780	430,859
Heckmann Corp., 9.875%, 2018	4/04/12	437,589	418,000
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	328,483	350,075
Libbey Glass, Inc., 6.875%, 2020	5/11/12	355,000	355,888
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	974,936	1,014,037
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	766,211	782,963
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	476,282	489,850
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	460,949	415,625
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	562,059	588,300
Republic of Guatemala, 5.75%, 2022	5/29/12	199,121	199,493
Republic of Slovakia, 4.375%, 2022	5/10/12	1,362,408	1,313,125
Rite Aid Corp., 9.25%, 2020	5/03/12-5/21/12	408,233	392,575
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019	5/30/12	175,000	178,938
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020	5/24/12	355,000	358,550
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022	5/10/12	278,157	284,071
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,296,381	1,210,524
System Energy Resources, Inc., 5.129%, 2014	4/16/04	684,519	693,212
Tekni-Plex, Inc., 9.75%, 2019	5/10/12	148,138	148,875
Townsquare Radio LLC, 9%, 2019	3/30/12	376,263	389,500
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-5/25/12	149,480	150,750
Viridian Group FundCo II, 11.125%, 2017	3/01/12	397,043	362,850
Total Restricted Securities			$18,680,596
% of Net assets			3.4%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

Derivative Contracts at 5/31/12

Forward Foreign Currency Exchange Contracts at 5/31/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	1,140,143	7/13/12	$1,161,343	$1,106,703	$54,640
SELL	CAD	Goldman Sachs International	401,000	7/13/12	395,189	387,890	7,299
SELL	CAD	Merrill Lynch International Bank	1,552,400	7/13/12	1,548,605	1,501,647	46,958
SELL	DKK	Goldman Sachs International	2,818,044	7/13/12	495,306	469,230	26,076
SELL	EUR	JPMorgan Chase Bank N.A.	29,866,531	7/13/12	39,054,906	36,937,745	2,117,161
SELL	GBP	Barclays Bank PLC	2,278,977	7/13/12	3,612,087	3,511,740	100,347
SELL	GBP	Deutsche Bank AG	2,278,977	7/13/12	3,611,427	3,511,740	99,687
SELL	NOK	Citibank N.A.	2,383,618	7/13/12	397,103	389,224	7,879
SELL	NZD	Citibank N.A.	583,205	7/13/12	438,848	438,405	443
SELL	RUB	JPMorgan Chase Bank N.A.	81,133,000	6/01/12	2,463,675	2,430,951	32,724
SELL	RUB	UBS AG	81,148,000	6/01/12	2,704,934	2,431,401	273,533
SELL	SEK	Barclays Bank PLC	6,659,394	7/13/12	928,065	915,332	12,733
SELL	SEK	Credit Suisse Group	2,252,605	7/13/12	329,975	309,620	20,355
SELL	SGD	Goldman Sachs International	2,029,000	7/17/12	1,631,980	1,574,693	57,287

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	SGD	JPMorgan Chase Bank N.A.	4,885,000	7/17/12	$3,928,342	$3,791,215	$137,127

							$2,994,249

Liability Derivatives
BUY	EUR	Citibank N.A.	1,773,442	7/13/12	$2,258,423	$2,193,323	$(65,100)
BUY	EUR	Deutsche Bank AG	4,282,000	7/13/12	5,607,116	5,295,808	(311,308)
BUY	EUR	Merrill Lynch International Bank	4,155,000	7/13/12	5,462,928	5,138,740	(324,188)
SELL	JPY	JPMorgan Chase Bank N.A.	1,439,907,169	7/13/12	17,780,254	18,382,987	(602,733)
BUY	NOK	Barclays Bank PLC	8,412	7/12/12	1,442	1,374	(68)
BUY	PLN	Barclays Bank PLC	8,000	7/12/12	2,459	2,246	(213)
BUY	RUB	JPMorgan Chase Bank N.A.	81,133,000	6/01/12	2,748,408	2,430,951	(317,457)
BUY	RUB	UBS AG	81,148,000	6/01/12	2,464,131	2,431,401	(32,730)
BUY	SGD	JPMorgan Chase Bank N.A.	6,912,000	7/17/12	5,546,056	5,364,356	(181,700)

							$(1,835,497)

Futures Contracts Outstanding at 5/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Long)	USD	23	$3,443,531	September - 2012	$53,893

Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Note 10 yr (Short)	USD	404	$54,110,750	September - 2012	$(373,851)

At May 31, 2012, the fund had liquid securities with an aggregate value of $443,943 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $584,966,704)	$604,948,993
Underlying affiliated funds, at cost and value	37,395,306
Total investments, at value (identified cost, $622,362,010)	$642,344,299
Cash	10,244
Receivables for
Forward foreign currency exchange contracts	2,994,249
Investments sold	2,250,716
Interest and dividends	9,796,160
Other assets	31,494
Total assets	$657,427,162
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	165,590
Forward foreign currency exchange contracts	1,835,497
Daily variation margin on open futures contracts	80,313
Investments purchased	2,823,273
TBA purchase commitments	6,291,563
Payable to affiliates
Investment adviser	15,370
Transfer agent and dividend disbursing costs	3,138
Payable for independent Trustees’ compensation	96,179
Accrued interest expense	92,720
Accrued expenses and other liabilities	72,105
Total liabilities	$111,475,748
Net assets	$545,951,414
Net assets consist of
Paid-in capital	$553,756,539
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	20,794,342
Accumulated net realized gain (loss) on investments and foreign currency	(23,545,382)
Accumulated distributions in excess of net investment income	(5,054,085)
Net assets	$545,951,414
Shares of beneficial interest outstanding	54,871,740
Net asset value per share (net assets of $545,951,414 / 54,871,740 shares of beneficial interest outstanding)	$9.95

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$19,834,302
Dividends	120,474
Dividends from underlying affiliated funds	16,500
Total investment income	$19,971,276
Expenses
Management fee	$1,814,726
Transfer agent and dividend disbursing costs	42,990
Administrative services fee	46,439
Independent Trustees’ compensation	40,270
Stock exchange fee	24,285
Custodian fee	38,890
Interest expense	536,328
Shareholder communications	58,352
Audit and tax fees	35,081
Legal fees	6,809
Miscellaneous	29,244
Total expenses	$2,673,414
Fees paid indirectly	(139)
Reduction of expenses by investment adviser	(1,171)
Net expenses	$2,672,104
Net investment income	$17,299,172
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$4,648,472
Futures contracts	(1,597,623)
Foreign currency	1,882,148
Net realized gain (loss) on investments and foreign currency	$4,932,997
Change in unrealized appreciation (depreciation)
Investments	$15,076,085
Futures contracts	(531,298)
Translation of assets and liabilities in foreign currencies	800,828
Net unrealized gain (loss) on investments and foreign currency translation	$15,345,615
Net realized and unrealized gain (loss) on investments and foreign currency	$20,278,612
Change in net assets from operations	$37,577,784

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/12	Year ended 11/30/11
Change in net assets	(unaudited)
From operations
Net investment income	$17,299,172	$35,868,749
Net realized gain (loss) on investments and foreign currency	4,932,997	5,703,812
Net unrealized gain (loss) on investments and foreign currency translation	15,345,615	(22,745,770)
Change in net assets from operations	$37,577,784	$18,826,791
Distributions declared to shareholders
From net investment income	$(17,943,064)	$(40,906,885)
Total change in net assets	$19,634,720	$(22,080,094)
Net assets
At beginning of period	526,316,694	548,396,788
At end of period (including accumulated distributions in excess of net investment income of $5,054,085 and $4,410,193, respectively)	$545,951,414	$526,316,694

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/12 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$37,577,784
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(164,587,876)
Proceeds from disposition of investment securities	177,084,723
Proceeds from futures contracts	(1,597,623)
Purchases of short-term investments, net	(14,619,146)
Realized gain/loss on investments	(4,648,472)
Unrealized appreciation/depreciation on investments	(15,076,085)
Unrealized appreciation/depreciation on foreign currency contracts	(799,485)
Net amortization/accretion of income	765,499
Decrease in dividends and interest receivable	833,342
Decrease in accrued expenses and other liabilities	(64,514)
Decrease in receivable on daily variation margin on open futures contracts	117,563
Increase in payable for daily variation margin on open futures contracts	80,313
Increase in other assets	(27,323)
Realized gain/loss on futures contracts	1,597,623
Net cash provided by operating activities	$16,636,323
Cash flows from financing activities:
Distributions paid in cash	(17,947,511)
Increase in interest payable	5,850
Net cash used by financing activities	$(17,941,661)
Net decrease in cash	$(1,305,338)
Cash:
Beginning of period	$1,315,582
End of period	$10,244

Supplementary disclosure of cash flow information: cash paid during the year for interest $530,478.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009		2008	2007

Net asset value, beginning of period	$9.59		$9.99	$9.50	$7.79		$9.54	$9.64
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.66	$0.68	$0.58		$0.47	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		(0.31)	0.52	1.76		(1.72)	(0.08)
Total from investment operations	$0.69		$0.35	$1.20	$2.34		$(1.25)	$0.38
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.75)	$(0.71)	$(0.63)		$(0.51)	$(0.48)
Net increase from repurchase of capital shares	$—		$—	$—	$0.00	(w)	$0.01	$—
Net asset value, end of period (x)	$9.95		$9.59	$9.99	$9.50		$7.79	$9.54
Market value, end of period	$9.54		$8.93	$9.51	$8.96		$6.88	$8.30
Total return at market value (%)	10.55	(n)	1.79	14.36	40.77		(11.63)	3.20
Total return at net asset value (%) (j)(r)(s)(x)	7.37	(n)	4.06	13.30	31.82		(12.95)	4.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.00	1.11	0.90		0.78	0.73
Expenses after expense reductions (f)	0.98	(a)	1.00	1.11	0.90		0.78	0.73
Net investment income	6.33	(a)	6.60	6.93	6.71		5.18	4.89
Portfolio turnover	26		47	56	67		58	58
Net assets at end of period (000 omitted)	$545,951		$526,317	$548,397	$521,228		$428,293	$527,269

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.78	(a)	0.79	0.82	0.84	N/A	N/A
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	N/A	N/A
Asset coverage per $1,000 of indebtedness (k)	$6,460		$6,263	$6,484	$6,212	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods

Notes to Financial Statements (unaudited) – continued

within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based

Notes to Financial Statements (unaudited) – continued

on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such

Notes to Financial Statements (unaudited) – continued

as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,690,319	$325,826	$16,944	$2,033,089
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,428,428	—	20,428,428
Non-U.S. Sovereign Debt	—	106,393,917	—	106,393,917
Corporate Bonds	—	331,460,886	—	331,460,886
Residential Mortgage-Backed Securities	—	34,571,226	—	34,571,226
Commercial Mortgage-Backed Securities	—	28,694,108	—	28,694,108
Asset-Backed Securities (including CDOs)	—	5,176,230	—	5,176,230
Foreign Bonds	—	75,901,196	—	75,901,196
Floating Rate Loans	—	289,913	—	289,913
Mutual Funds	37,395,306	—	—	37,395,306
Total Investments	$39,085,625	$603,241,730	$16,944	$642,344,299

Other Financial Instruments
Futures Contracts	$(319,958)	$—	$—	$(319,958)
Forward Foreign Currency Exchange Contracts	—	1,158,752	—	1,158,752

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/11	$36,300
Change in unrealized appreciation (depreciation)	(19,356)
Realized gain (loss)	0
Disposition of worthless securities	0
Balance as of 5/31/12	$16,944

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2012 is $(19,356).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on

Notes to Financial Statements (unaudited) – continued

the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$53,893	$(373,851)
Foreign Exchange	Forward Foreign Currency Exchange	2,994,249	(1,835,497)
Total		$3,048,142	$(2,209,348)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(1,597,623)	$—
Foreign Exchange	—	1,937,456
Total	$(1,597,623)	$1,937,456

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(531,298)	$—
Foreign Exchange	—	799,485
Total	$(531,298)	$799,485

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate, duration, or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against

Notes to Financial Statements (unaudited) – continued

declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/11
Ordinary income (including any short-term capital gains)	$40,906,885

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/12
Cost of investments	$625,832,531
Gross appreciation	31,509,621
Gross depreciation	(14,997,853)
Net unrealized appreciation (depreciation)	$16,511,768

Notes to Financial Statements (unaudited) – continued

As of 11/30/11
Undistributed ordinary income	2,057,150
Capital loss carryforwards	(24,936,861)
Other temporary differences	(6,471,197)
Net unrealized appreciation (depreciation)	1,911,063

The aggregate cost above includes prior year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
11/30/15	$(954,320)
11/30/16	(12,601,136)
11/30/17	(11,381,405)
Total	$(24,936,861)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.66% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2012, these fees paid to MFSC amounted to $15,486.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an

Notes to Financial Statements (unaudited) – continued

annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $687 and the Retirement Deferral plan resulted in an expense of $3,392. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $96,082 at May 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,440 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has

Notes to Financial Statements (unaudited) – continued

agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,171, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$14,542,894	$4,190,787
Investments (non-U.S. Government securities)	$141,666,785	$154,642,285

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2012 and the year ended November 30, 2011, there were no transactions in fund shares.

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2012, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. The credit agreement matures on August 24, 2012. Subsequent to the period end, the Trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for an additional 364 day period. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $536,328 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For

Notes to Financial Statements (unaudited) – continued

the six months ended May 31, 2012, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.07%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,776,160	93,743,307	(79,124,161)	37,395,306

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,500	$37,395,306

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2012, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2012. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2011, and the financial highlights for each of the five years in the period ended November 30, 2011, and in our report dated January 13, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/11-12/31/11	0	N/A	0	5,487,174
1/01/12-1/31/12	0	N/A	0	5,487,174
2/01/12-2/28/12	0	N/A	0	5,487,174
3/01/12-3/31/12	0	N/A	0	5,487,174
4/01/12-4/30/12	0	N/A	0	5,487,174
5/01/12-5/31/12	0	N/A	0	5,487,174

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 5,487,174.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: JULY 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: JULY 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: JULY 17, 2012

*	Print name and title of each signing officer under his or her signature.